Leases - Future Undiscounted Cash Outflows for Operating Leases Maturity (Detail) $ in Thousands	Sep. 30, 2021 USD ($)
Future undiscounted cash outflows for operating leases [Line Items]
2022	$ 66,791
2023	44,187
2024	34,473
2025	28,173
2026	22,814
Thereafter	86,134
Total lease payments	282,572
Less: imputed interest	(45,952)
Present value of lease liabilities	$ 236,620